Quarterly Holdings Report
for

Fidelity® Government Income Fund

May 31, 2020

GOV-QTLY-0720
1.800338.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 56.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.5%
Federal Farm Credit Bank 0.375% 4/8/22	109,000	109,256
Tennessee Valley Authority:
5.25% 9/15/39	$2,235	$3,340
5.375% 4/1/56	2,737	4,666
		117,262
U.S. Treasury Obligations - 52.9%
U.S. Treasury Bonds:
1.25% 5/15/50	16,210	15,536
2% 2/15/50	182,122	208,195
2.5% 2/15/45 (a)(b)(c)	141,861	174,583
2.875% 5/15/49	4,458	6,016
3% 2/15/49	95,774	131,894
4.75% 2/15/37 (b)(d)	55,003	87,822
U.S. Treasury Notes:
0.125% 4/30/22	91,300	91,250
0.125% 5/15/23	29,345	29,284
0.375% 3/31/22	69,300	69,560
0.375% 4/30/25	236,870	237,675
0.5% 5/31/27	365,200	365,232
0.625% 5/15/30	9,600	9,573
1.125% 2/28/22	18,000	18,299
1.375% 1/31/22	154,000	157,062
1.5% 9/30/21	4,347	4,423
1.5% 9/30/24	13,631	14,354
1.5% 10/31/24	24,300	25,606
1.5% 1/31/27	26,630	28,417
1.5% 2/15/30	81,006	87,562
1.625% 11/15/22	12,773	13,225
1.625% 9/30/26	1,028	1,103
1.75% 10/31/20	1,915	1,927
1.75% 7/31/21	19,823	20,182
1.75% 7/31/24	1,720	1,826
1.875% 7/31/22	37,445	38,816
2% 8/15/25	9,743	10,575
2.125% 3/31/24	88,361	94,716
2.125% 7/31/24	59,641	64,251
2.125% 5/15/25	11,929	12,986
2.25% 7/31/21	5,589	5,723
2.25% 4/30/24	2,843	3,065
2.25% 12/31/24	6,135	6,681
2.25% 3/31/26	928	1,027
2.375% 4/15/21	49,955	50,904
2.5% 12/31/20	46,107	46,725
2.5% 1/31/21	60,329	61,258
2.5% 2/28/21	47,678	48,499
2.5% 1/15/22	52,113	54,071
2.5% 2/28/26	68,418	76,580
2.625% 6/30/23	5,027	5,401
2.625% 12/31/23	62,484	67,832
3.125% 11/15/28	14,449	17,489
		2,467,205
Other Government Related - 1.5%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 0.5716% 12/7/20 (NCUA Guaranteed) (e)(f)	1,418	1,414
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	58,911	60,658
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	9,088
		71,160
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,507,123)		2,655,627

U.S. Government Agency - Mortgage Securities - 1.7%
Fannie Mae - 0.7%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (e)(f)	40	41
12 month U.S. LIBOR + 1.520% 3.535% 3/1/36 (e)(f)	79	82
12 month U.S. LIBOR + 1.550% 3.56% 2/1/44 (e)(f)	59	61
12 month U.S. LIBOR + 1.550% 4.287% 5/1/44 (e)(f)	105	108
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (e)(f)	21	22
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (e)(f)	82	85
12 month U.S. LIBOR + 1.570% 3.574% 2/1/44 (e)(f)	80	83
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (e)(f)	35	36
12 month U.S. LIBOR + 1.580% 3.58% 4/1/44 (e)(f)	99	103
12 month U.S. LIBOR + 1.580% 3.592% 1/1/44 (e)(f)	79	82
12 month U.S. LIBOR + 1.590% 3.59% 4/1/44 (e)(f)	281	291
12 month U.S. LIBOR + 1.670% 3.933% 11/1/36 (e)(f)	21	22
12 month U.S. LIBOR + 1.700% 4.024% 6/1/42 (e)(f)	56	58
12 month U.S. LIBOR + 1.730% 3.951% 5/1/36 (e)(f)	27	28
12 month U.S. LIBOR + 1.740% 3.761% 3/1/40 (e)(f)	333	347
12 month U.S. LIBOR + 1.750% 3.873% 7/1/35 (e)(f)	49	51
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (e)(f)	158	164
12 month U.S. LIBOR + 1.800% 4.499% 7/1/41 (e)(f)	66	69
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (e)(f)	170	177
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (e)(f)	24	25
12 month U.S. LIBOR + 1.810% 4.534% 7/1/41 (e)(f)	46	48
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (e)(f)	24	25
6 month U.S. LIBOR + 1.470% 3.005% 10/1/33 (e)(f)	27	28
6 month U.S. LIBOR + 1.510% 3.385% 2/1/33 (e)(f)	31	31
6 month U.S. LIBOR + 1.530% 3.41% 12/1/34 (e)(f)	45	46
6 month U.S. LIBOR + 1.530% 3.41% 3/1/35 (e)(f)	38	39
6 month U.S. LIBOR + 1.550% 3.319% 10/1/33 (e)(f)	14	15
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (e)(f)	23	24
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (e)(f)	15	15
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (e)(f)	41	42
3% 1/1/28 to 1/1/35	10,064	10,684
3.5% 7/1/32 to 10/1/34	11,015	11,801
4% 5/1/29	3,317	3,522
4.5% 11/1/25	1,179	1,236
6% to 6% 1/1/34 to 6/1/36	2,295	2,698
6.5% 3/1/22 to 5/1/27	95	105
		32,294
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (e)(f)	389	402
12 month U.S. LIBOR + 1.870% 4.282% 10/1/42 (e)(f)	201	209
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (e)(f)	574	595
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (e)(f)	34	36
12 month U.S. LIBOR + 1.880% 4.316% 4/1/41 (e)(f)	17	17
12 month U.S. LIBOR + 1.910% 4.587% 5/1/41 (e)(f)	66	68
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (e)(f)	37	39
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (e)(f)	75	77
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (e)(f)	51	53
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (e)(f)	161	168
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (e)(f)	4	4
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (e)(f)	42	44
6 month U.S. LIBOR + 2.680% 4.571% 10/1/35 (e)(f)	22	23
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (e)(f)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.956% 7/1/35 (e)(f)	349	362
3% 4/1/33 to 11/1/33	21,158	22,468
3.5% 7/1/32	2,066	2,215
6% 1/1/24	232	245
		27,028
Ginnie Mae - 0.4%
6% 6/15/36	2,004	2,337
4% 3/20/47 to 5/20/47	14,380	15,485
4.31% 2/20/62 (e)(g)	102	103
4.94% 2/20/62 (e)(g)	4	4
5.196% 1/20/62 (e)(g)	32	32
5.47% 8/20/59 (e)(g)	5	5
		17,966
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $74,120)		77,288

Collateralized Mortgage Obligations - 6.5%
U.S. Government Agency - 6.5%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.1483% 8/25/31 (e)(f)	38	39
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.7821% 11/18/31 (e)(f)	38	38
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1683% 4/25/32 (e)(f)	16	16
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1683% 11/25/32 (e)(f)	32	32
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0983% 6/25/36 (e)(f)	2,528	2,560
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35	448	482
Series 2005-68 Class CZ, 5.5% 8/25/35	2,160	2,510
Series 2006-45 Class OP 6/25/36 (h)	339	319
Series 2010-118 Class PB, 4.5% 10/25/40	2,770	3,085
Series 2012-149:
Class DA, 1.75% 1/25/43	449	459
Class GA, 1.75% 6/25/42	478	489
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	229	241
Series 2004-91 Class Z, 5% 12/25/34	2,303	2,626
Series 2005-117 Class JN, 4.5% 1/25/36	148	163
Series 2005-14 Class ZB, 5% 3/25/35	736	839
Series 2006-72 Class CY, 6% 8/25/26	1,216	1,321
Series 2009-59 Class HB, 5% 8/25/39	990	1,130
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	1,069	73
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0883% 3/25/36 (e)(f)	1,609	1,642
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	16	0
Series 2012-27 Class EZ, 4.25% 3/25/42	4,845	5,392
Series 2016-26 Class CG, 3% 5/25/46	10,128	10,788
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7836% 2/15/32 (e)(f)	22	22
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 1.0836% 10/15/33 (e)(f)	1,240	1,259
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0836% 2/15/33 (e)(f)	683	692
planned amortization class:
Series 1141 Class G, 9% 9/15/21	4	4
Series 2682 Class LD, 4.5% 10/15/33	299	330
Series 3415 Class PC, 5% 12/15/37	215	241
Series 3857 Class ZP, 5% 5/15/41	2,731	3,440
Series 4135 Class AB, 1.75% 6/15/42	360	368
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	3,667	4,265
Series 2587 Class AD, 4.71% 3/15/33	1,330	1,434
Series 2877 Class ZD, 5% 10/15/34	2,873	3,278
Series 3007 Class EW, 5.5% 7/15/25	1,823	1,955
Series 3745 Class KV, 4.5% 12/15/26	3,743	3,994
Series 3871 Class KB, 5.5% 6/15/41	8,750	10,470
Series 3889 Class DZ, 4% 1/15/41	30,182	32,952
Series 3843 Class PZ, 5% 4/15/41	2,337	2,865
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	1,968	2,025
Series 4341 Class ML, 3.5% 11/15/31	4,558	4,927
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.6508% 1/20/38 (e)(f)	118	119
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.0308% 8/20/38 (e)(f)	927	943
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.0708% 9/20/38 (e)(f)	709	723
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7821% 11/16/39 (e)(f)	494	498
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.5663% 9/20/61 (e)(f)(g)	4,621	4,622
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 10/20/61 (e)(f)(g)	2,831	2,835
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 11/20/61 (e)(f)(g)	2,600	2,611
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 1/20/62 (e)(f)(g)	1,677	1,683
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 1/20/62 (e)(f)(g)	2,414	2,419
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 3/20/62 (e)(f)(g)	1,536	1,537
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.6663% 5/20/61 (e)(f)(g)	66	66
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.6163% 8/20/63 (e)(f)(g)	722	723
Class FD, 1 month U.S. LIBOR + 0.600% 1.6163% 8/20/63 (e)(f)(g)	1,799	1,801
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 1.6663% 12/20/63 (e)(f)(g)	24,863	24,932
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 1/20/64 (e)(f)(g)	7,048	7,058
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.3163% 3/20/65 (e)(f)(g)	110	110
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.2963% 5/20/63 (e)(f)(g)	176	176
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.2163% 4/20/63 (e)(f)(g)	217	216
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.4163% 12/20/62 (e)(f)(g)	115	115
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4208% 10/20/47 (e)(f)	3,115	3,090
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4708% 5/20/48 (e)(f)	3,738	3,716
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4708% 6/20/48 (e)(f)	4,382	4,356
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.6208% 9/20/49 (e)(f)	6,358	6,355
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.6208% 8/20/49 (e)(f)	21,902	21,885
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	8,909	10,158
Series 2017-134 Class BA, 2.5% 11/20/46	470	490
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	8,124	8,758
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	294	295
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	8,148	8,252
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	2,836	2,934
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	3,155	3,228
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.5163% 9/20/62 (e)(f)(g)	878	878
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.6663% 11/20/65 (e)(f)(g)	143	143
Series 2017-139 Class BA, 3% 9/20/47	8,189	8,777
Series 2004-22 Class M1, 5.5% 4/20/34	541	736
Series 2010-169 Class Z, 4.5% 12/20/40	6,148	6,830
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	12	13
Series 2010-H17 Class XP, 5.31% 7/20/60 (e)(g)	144	144
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(g)	39	43
Series 2012-64 Class KI, 3.5% 11/20/36 (i)	302	5
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.439% 4/20/39 (e)(j)	598	623
Class ST, 8.800% - 1 month U.S. LIBOR 8.5723% 8/20/39 (e)(j)	2,316	2,405
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	3,501	3,505
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	1,012	1,014
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	476	476
Class JA, 2.5% 6/20/65 (g)	290	291
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(g)	2,121	2,130
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (e)(f)(g)	12,355	12,271
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (e)(f)(g)	11,073	10,962
Series 2090-118 Class XZ, 5% 12/20/39	12,869	14,914
		301,629
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $297,186)		301,629

Foreign Government and Government Agency Obligations - 1.1%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	45
5.5% 4/26/24	4,828	5,767
Jordanian Kingdom 3% 6/30/25	15,338	17,096
Ukraine Government 1.471% 9/29/21	27,711	28,136
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,417)		51,044
	Shares	Value (000s)

Fixed-Income Funds - 25.6%
Fidelity Mortgage Backed Securities Central Fund (k)
(Cost $1,138,314)	10,561,931	1,195,611

Money Market Funds - 16.1%
Fidelity Cash Central Fund 0.11% (l)
(Cost $751,508)	751,360,025	751,510

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.0375% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	37,400	$875
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	310
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	16,700	274
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	293

TOTAL PUT OPTIONS			1,752

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.0375% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	37,400	1,709
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	1,594
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	16,700	657
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	705

TOTAL CALL OPTIONS			4,665

TOTAL PURCHASED SWAPTIONS
(Cost $6,424)			6,417
TOTAL INVESTMENT IN SECURITIES - 108.0%
(Cost $4,823,092)			5,039,126
NET OTHER ASSETS (LIABILITIES) - (8.0)%			(371,598)
NET ASSETS - 100%			$4,667,528

Securities Sold Short - 0.0%

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.75% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	15,000	$(726)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	33,200	(548)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	11,700	(157)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	100	(1)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	27,000	(252)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(111)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	35,500	(670)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	21,900	(18)

TOTAL PUT SWAPTIONS			(2,483)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.75% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	15,000	(495)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	33,200	(1,300)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	11,700	(483)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	100	(6)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	27,000	(1,576)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(920)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	35,500	(1,247)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	21,900	(1,770)

TOTAL CALL SWAPTIONS			(7,797)

TOTAL WRITTEN SWAPTIONS			$(10,280)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	671	Sept. 2020	$93,311	$114	$114
CBOT 2-Year U.S. Treasury Note Contracts (United States)	283	Sept. 2020	62,499	11	11
CBOT Long Term U.S. Treasury Bond Contracts (United States)	615	Sept. 2020	109,701	(188)	(188)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	133	Sept. 2020	28,998	(259)	(259)
TOTAL FUTURES CONTRACTS					$(322)

The notional amount of futures purchased as a percentage of Net Assets is 6.3%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2022	$108,835	$452	$0	$452
1.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2025	12,338	64	0	64
1.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2030	20,585	52	0	52
1.5%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2050	1,400	(52)	0	(52)

TOTAL INTEREST RATE SWAPS							$516	$0	$516

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $657,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,420,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,698,000.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,240
Fidelity Mortgage Backed Securities Central Fund	13,119
Total	$14,359

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$730,709	$626,120	$187,000	$8,412	$17,370	$1,195,611	45.0%
Total	$730,709	$626,120	$187,000	$8,412	$17,370	$1,195,611

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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